GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Tested for Impairment and Schedule of Changes in the Carrying Amount of Goodwill by Reportable Segment
Based on the results of the tests performed, there was no indication of impairment to the goodwill allocated to any of the reporting units in effect at the time, as the estimated fair value exceeded the respective carrying amount in each case, as summarized in the table below:

	October 1, 2020
Reporting Unit	Amount of Goodwill Allocated	Excess Fair Value
Office (historical)	$58.4	<	10%
Lifestyle (historical)	98.8	>	20%
Muuto	183.1	<	5%
The following table summarizes the changes in the carrying amount of goodwill by historical reportable segment for the years ended December 31, 2020 and 2019 (in millions):

	Office Segment (1)	Lifestyle Segment (1)	Total
Balance as of December 31, 2018	$39.1	$281.7	$320.8
Foreign currency translation adjustment	0.3	(3.9)	(3.6)
Goodwill recognized in connection with the Fully acquisition	14.9	—	14.9
Balance as of December 31, 2019	54.3	277.8	332.1
Foreign currency translation adjustment	0.2	17.5	17.7
Balance as of December 31, 2020	$54.5	$295.3	$349.8
(1)Historical segment presentation

Schedule of the Components Intangible Assets
The components of intangible assets, net are as follows (in millions):

	December 31, 2020			December 31, 2019
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Indefinite-lived intangible assets:
Tradenames	$278.4	$—	$278.4	$277.6	$—	$277.6
Finite-lived intangible assets:
Customer relationships	84.2	(32.9)	51.3	78.9	(25.0)	53.9
Various	36.2	(18.0)	18.2	30.9	(14.2)	16.7
Total	$398.8	$(50.9)	$347.9	$387.4	$(39.2)	$348.2

Schedule of Estimated Amortization Expense Based on the Finite-lived Intangible Assets	estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows (in millions):

Year Ending December 31,	Amount
2021	$10.3
2022	10.0
2023	9.8
2024	8.2
2025	6.9

Summary of Trade Names Tested For Impairment	Based on the results of the tests performed, there was no indication of impairment to any of the tradenames noted above, as the estimated fair value exceeded the respective carrying amount in each case, as summarized in the table below:

	October 1, 2020
Tradename	Carrying Amount	Excess Fair Value
Knoll	$187.8		>	25%
Holly Hunt	$23.5		<	1%
Muuto	$62.1	10%	to	20%